RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Compensation expense	$ 29	$ 29	$ 117